Commitments and contingencies (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Contracted for but not provided	£ 1,843	£ 1,913
Operating lease commitments	443	619
Energy purchase commitments	5,328	5,699
Estimated financial effect of contingent liabilities	2,669	2,780
Expected future minimum sublease payments receivable under non-cancellable subleases	42	15
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease commitments	68	95
Energy purchase commitments	1,237	1,325
In 1 to 2 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease commitments	44	82
Energy purchase commitments	700	744
In 2 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease commitments	40	58
Energy purchase commitments	563	587
In 3 to 4 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease commitments	37	56
Energy purchase commitments	449	507
In 4 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease commitments	35	54
Energy purchase commitments	410	436
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease commitments	219	274
Energy purchase commitments	1,969	2,100
Guarantee of sublease for US property (expires 2040)
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	178	225
Guarantees of certain obligations of Grain LNG Import Terminal (expire up to 2028)
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	46	100
Guarantees of certain obligations for construction of HVDC West Coast Link (expires 2018)
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	213	281
Guarantees of certain obligations of Nemo Link Limited (various expiry dates)
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	63	140
Guarantees of certain obligations of National Grid North Sea Link Limited (various expiry dates)3
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	1,009	1,059
Guarantees of certain obligations of St William Homes LLP (various expiry dates)4
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	98	147
Guarantees of certain obligations for construction of IFA 2 SAS (expected expiry 2021)3
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	729	354
Other guarantees and letters of credit (various expiry dates)
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	333	474
Guarantees to both joint ventures and EPC contractors regarding the construction of interconnectors [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Estimated financial effect of contingent liabilities	£ 739	£ 555